Shareholder Fees	Aug. 31, 2024 USD ($)
Schwab Short-Term Bond Index Fund | Schwab Short-Term Bond Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Aggregate Bond Index Fund | Schwab U.S. Aggregate Bond Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0